Tax situation (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit before income tax	$ 22,475	$ 92,545	$ (255,237)
Income tax rate	32.00%	32.00%
Expected income tax expense	$ 22,502	$ 12,797	46,710
Income tax rate change effect on deferred taxes for change in Peruvian tax law once the current Stability Contract expires (from 32% to 31.18%)	0	0	(1,431)
Others	3,492	16,513	6,577
Tax expense (income), continuing operations	(26,926)	(18,012)	(53,504)
Sociedad Minera Cerro Verde S.A.A. [Member]
Profit before income tax	$ 444,880	$ 835,924	$ 603,989
Income tax rate	32.00%	32.00%	32.00%
Expected income tax expense	$ 142,362	$ 267,496	$ 193,276
Non - deductible expenses	25,352	25,217	27,788
Royalty case	143,728	(12,029)	0
Special mining tax and mining royalties	(25,165)	(21,704)	(12,084)
Special mining burden (GEM)	(22,334)	0	0
Income tax rate change effect on deferred taxes for change in Peruvian tax law once the current Stability Contract expires (from 32% to 31.18%)	(1,958)	(1,632)	13,850
Income tax true - ups	(10,312)	10,210	1,677
Others	4,896	(4,125)	(1,913)
Current and deferred income tax charges to results	256,569	263,433	222,594
Mining taxes charged to results	65,055	213,280	37,763
Supplementary retirement fund charged to results	3,546	9,330	2,725
Tax expense (income), continuing operations	$ 325,170	$ (486,043)	$ (263,082)
Effective income tax	73.09%	58.14%	43.56%